Commitments and pledges	6 Months Ended
Jun. 30, 2025
Commitments and pledges
Commitments and pledges

Note 11

Commitments and pledges

The Group’s commitments relate to the future instalments for the new A-class and M-class vessels.

The table below shows the remaining instalments for the newbuild vessels:

As of 30 June 2025

Millions	P-Class	M-Class	A-Class	Total
Contract amount in EUR	220	-	299	519
Contract amount in USD	390	655	794	1,839
Total contract amount translated to EUR	573	597	982	2,152
Commitment amount in EUR	-	-	57	57
Commitment amount in USD	-	195	724	919
Commitment amount translated to EUR	-	166	673	839

P-class vessels

In March 2025, EUR 176.7 million (USD 192.9 million) was paid towards the final instalment for Wind Pace.

M-class vessels

In January 2025, EUR 198.2 million (USD 190.3 million) was paid towards the final instalment for Wind Maker. Additionally, EUR 31.5 million (USD 32.4 million) was paid as an instalment towards the delivery of Wind Mover. The remaining scheduled payments are due in 2026 upon delivery of Wind Mover.

A-class vessels

In February 2025 and May 2025, EUR 15.9 million and EUR 31.8 million, respectively, were paid towards instalments for A-class vessels. The remaining scheduled payments will fall between 2025 and 2027.